Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2023
Revenue, Major Customer [Line Items]
Restricted Cash		$ 14,100	$ 13,200
Cash and cash equivalents deposits exceeding insurance limits		$ 250,000
Accounting Standards Update 2023-07 [Member]
Revenue, Major Customer [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date				Dec. 15, 2024
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]				false
Minimum
Revenue, Major Customer [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Maximum
Revenue, Major Customer [Line Items]
Property, Plant and Equipment, Useful Life		15 years
Customer Concentration Risk | Customer | Revenue Benchmark
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	10.00%	10.00%